UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     EP Wealth Advisors, Inc.
Address:  21515 Hawthorne Blvd., Suite 1200
          Torrance, CA 90503

Form 13F File Number:  028-14754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Derek Holman
Title:    Managing Director
Phone:    310-543-4559

Signature, Place, and Date of Signing:

       /s/ Derek Holman                Torrance, CA            February 13, 2013
       ----------------                ------------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           85
                                         -----------

Form 13F Information Table Value Total:  $   249,632
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

              COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                      TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
           NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ -------
Apple Inc.                            Common   037833100      17,243      32,401          Yes        No        28,301          4,100
VirnetX Holding Corp.                 Common   92823T108      16,575     566,089          Yes        No                      566,089
United Parcel Service B               Common   911312106      11,934     161,854          Yes        No       140,393         21,462
Exxon Mobil Corp.                     Common   30231G102       9,639     111,367          Yes        No        85,415         25,952
JPMorgan Chase & Co                   Common   46625H100       8,618     195,991          Yes        No       155,935         40,056
Google Inc Class A                    Common   38259P508       8,068      11,406          Yes        No         8,824          2,582
Procter & Gamble Co.                  Common   742718109       8,036     118,372          Yes        No        91,145         27,227
Pepsico Inc.                          Common   713448108       7,979     116,595          Yes        No        90,638         25,957
Verizon Communications                Common   92343V104       7,939     183,480          Yes        No       140,371         43,110
Target Corporation                    Common   87612E106       7,685     129,884          Yes        No       101,104         28,780
EMC Corp.                             Common   268648102       7,341     290,176          Yes        No       216,527         73,649
Johnson & Johnson                     Common   478160104       7,236     103,224          Yes        No        77,365         25,859
3M Company                            Common   88579Y101       7,182      77,350          Yes        No        58,895         18,455
Novartis AG ADS                       Common   66987V109       6,984     110,335          Yes        No        87,277         23,058
Gilead Sciences Inc                   Common   375558103       6,677      90,903          Yes        No        68,980         21,923
Visa Inc.                             Common   92826C839       6,554      43,238          Yes        No        32,722         10,516
QUALCOMM Inc                          Common   747525103       6,364     102,877          Yes        No        80,277         22,600
Walt Disney Co.                       Common   254687106       6,289     126,311          Yes        No        96,348         29,964
Oracle Corp                           Common   68389X105       6,069     182,130          Yes        No       138,944         43,185
Costco Wholesale                      Common   22160K105       5,800      58,743          Yes        No        45,064         13,679
Stryker Corp                          Common   863667101       5,684     103,690          Yes        No        80,294         23,396
V F Corporation                       Common   918204108       5,653      37,446          Yes        No        29,228          8,218
Prudential Financial Inc              Common   744320102       5,318      99,726          Yes        No        77,618         22,108
Schlumberger Ltd.                     Common   806857108       5,270      76,045          Yes        No        56,937         19,107
PNC Financial Services Group          Common   693475105       5,201      89,190          Yes        No        69,398         19,792
Apache Corp                           Common   037411105       4,698      59,852          Yes        No        45,220         14,632
Edison International                  Common   281020107       4,362      96,529          Yes        No        73,204         23,325
Diageo PLC ADR                        Common   25243Q205       4,276      36,676          Yes        No        28,095          8,581
T. Rowe Price                         Common   74144T108       3,926      60,286          Yes        No        47,085         13,200
Halliburton Co                        Common   406216101       3,863     111,364          Yes        No        84,846         26,518
Chevron Corp.                         Common   166764100       3,518      32,534          Yes        No        31,984            550
Occidental Petroleum Corp.            Common   674599105       3,377      44,085          Yes        No        34,597          9,487
International Business Machine        Common   459200101       1,906       9,952          Yes        No         8,230          1,722
Colgate-Palmolive Co                  Common   194162103       1,393      13,325          Yes        No        13,325
Boeing Co                             Common   097023105       1,357      18,014          Yes        No        17,140            874
Amgen Inc.                            Common   031162100       1,353      15,698          Yes        No         5,198         10,500
Caterpillar Inc.                      Common   149123101         794       8,865          Yes        No         7,316          1,549
Coca-Cola                             Common   191216100         741      20,439          Yes        No         9,990         10,449
TransDigm Group Inc                   Common   893641100         734       5,380          Yes        No         4,980            400
Berkshire Hathaway Cl B               Common   084670702         721       8,043          Yes        No         6,043          2,000
Pfizer Inc.                           Common   717081103         700      27,893          Yes        No        26,368          1,525
Deere & Co                            Common   244199105         696       8,050          Yes        No         7,750            300
Philip Morris Int'l                   Common   718172109         692       8,279          Yes        No         7,504            775
NextEra Energy Inc.                   Common   65339F101         633       9,149          Yes        No         8,749            400
American Tower Corp                   Common   03027X100         579       7,495          Yes        No         6,905            590
Microsoft Corp.                       Common   594918104         549      20,565          Yes        No        13,153          7,412
Berkshire Hathaway Cl A               Common   084670108         536           4          Yes        No             4
AT&T Corp                             Common   00206R102         523      15,528          Yes        No        13,395          2,132
Heinz H J Co                          Common   423074103         450       7,803          Yes        No         7,609            194
Bank of Montreal                      Common   063671101         429       7,000          Yes        No         7,000
Central Fund of Canada                Common   153501101         409      19,431          Yes        No        15,921          3,510
Tortoise MLP                          Common   89148B101         402      16,400          Yes        No        15,400          1,000
Starbucks Corp                        Common   855244109         400       7,459          Yes        No         6,864            595
Intel Corp.                           Common   458140100         378      18,345          Yes        No         9,010          9,335
Baxter International Inc              Common   071813109         368       5,527          Yes        No         5,000            527
Allstate Corporation                  Common   020002101         362       9,023          Yes        No         9,023
Altria Group                          Common   02209S103         360      11,436          Yes        No        10,601            835
Cathay General Bancorp                Common   149150104         350      17,922          Yes        No        16,429          1,493
General Electric Co.                  Common   369604103         343      16,319          Yes        No        13,238          3,081
Seadrill Ltd                          Common   G7945E105         332       9,010          Yes        No         9,010
Henry Schein Inc.                     Common   806407102         322       4,000          Yes        No                        4,000
Merck & Co                            Common   58933Y105         305       7,452          Yes        No         7,019            433
PPL Corp.                             Common   69351T106         294      10,279          Yes        No        10,279
Amazon.com Inc                        Common   023135106         291       1,161          Yes        No         1,161
Bank Of Nova Scotia                   Common   064149107         289       5,000          Yes        No         5,000
Newmont Mining Corp.                  Common   651639106         286       6,149          Yes        No         3,936          2,212
Abbott Laboratories                   Common   002824100         280       4,272          Yes        No         2,923          1,349
Central Gold-Trust                    Common   153546106         276       4,400          Yes        No         4,400
Baytex Energy Corp                    Common   07317Q105         268       6,200          Yes        No         6,200
ConocoPhillips                        Common   20825C104         250       4,317          Yes        No         3,367            950
Northrop Grumman Corp                 Common   666807102         249       3,690          Yes        No         3,574            116
Wells Fargo & Co.                     Common   949746101         241       7,057          Yes        No         6,832            225
Becton Dickinson & Co                 Common   075887109         238       3,044          Yes        No         2,889            155
Wal-Mart Stores Inc                   Common   931142103         237       3,472          Yes        No         3,442             30
Grainger (W.W.) Inc                   Common   384802104         234       1,158          Yes        No         1,148             10
Bank of America Corp.                 Common   060505104         219      18,857          Yes        No        16,635          2,222
Ensco International Inc.              Common   G3157S106         219       3,686          Yes        No         3,486            200
Health Care Property Inv              Common   40414L109         217       4,800          Yes        No         4,800
Huntington Bancshares Inc             Common   446150104         216      33,865          Yes        No        33,865
Stericycle Inc                        Common   858912108         215       2,300          Yes        No         2,300
Adobe Systems Inc                     Common   00724F101         209       5,550          Yes        No           550          5,000
Ford Motor Company New                Common   345370860         199      15,362          Yes        No        14,626            736
NovaBay Pharmaceuticals Inc.          Common   66987P102          15      13,267          Yes        No        13,267
Boston Scientific Corp                Common   101137107          70      12,303          Yes        No        12,303
California United Bank                Common   126534106         142      12,106          Yes        No                       12,106